Mineral property interests (Tables)	12 Months Ended
Dec. 31, 2017
Mineral Property Interests [Abstract]
Schedule of Mineral Property Interests [Table Text Block]
Mineral property interests

	December 31, 2017	Transferred to Mason Resources pursuant to the Arrangement (Note 2)	December 31, 2016
Ann Mason Project (a)	$-	$(37,988)	$37,988
Lordsburg property (a)	-	(391)	391
Cañariaco Project Royalty (b)	532	-	496
Other (c)	-	-	-
	$532	$(38,379)	$38,875

Title to mineral property interests involves certain inherent risks due to the difficulties of determining the validity of certain claims as well as the potential for problems arising from the frequently ambiguous conveyancing history characteristics of many mineral property interests. The Company has investigated title to its mineral property interests and, except as otherwise disclosed below, to the best of its knowledge, title to the mineral property interests remains in good standing.

a)	Ann Mason Project and Lordsburg Property

On May 9, 2017, the Company completed the Arrangement under Section 288 of the BCBCA pursuant to which Entrée transferred its wholly owned subsidiaries that directly or indirectly hold the Ann Mason Project in Nevada and the Lordsburg property in New Mexico (Note 2). The comparative period balances have been classified as assets held for spin-off on the Consolidated Balance Sheets.

b)	Cañariaco Project Royalty, Peru

The Company entered into an agreement with Candente Copper Corp. (TSX:DNT) ("Candente") to acquire a 0.5% NSR royalty on Candente's 100% owned Cañariaco project in Peru for a purchase price of $500,000.

The Cañariaco project includes the Cañariaco Norte copper-gold-silver porphyry deposit, as well as the adjacent Cañariaco Sur and Quebrada Verde porphyry copper prospects, located within the western Cordillera of the Peruvian Andes in the Department of Lambayeque, Northern Peru.

c)	Other Properties

The Company also has interests in other properties in Mongolia (Shivee West) and Australia (Blue Rose). During fiscal 2014, the Company recorded an impairment of $552,095 against these properties.